Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2021	2020
Employees and payroll accruals	$45	$20
Accrued vacation	38	14
Other payables	71	-

	$154	$34